Property, plant and equipment (Details Narrative) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment increased	$ 3,800		$ 3,700
Property, plant and equipment additions	300
Property, plant and equipment depreciation	300				$ 750	$ 770	$ 638
Revenue from contracts with customers	$ 5,910	[1]	$ 8,733	[1]	$ 15,060	22,448	23,975
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers						15,200	15,200
Total expenses, by nature						$ 14,400	$ 17,600

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.